Equity-Accounted Investees - FSE (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 173.1	$ 233.3
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Unlisted shares at cost	230.0	230.0
Equity contribution	96.8	95.2
Cumulative impairment	(116.4)	(85.6)
Share of accumulated losses brought forward	(95.2)	(93.6)
Share of loss after taxation	(1.6)	(1.6)
Investment in joint ventures	$ 113.6	$ 144.4